Great Lakes Disciplined Equity Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 99.2%
Communication Services - 6.4%
Alphabet, Inc. - Class C *	335	$732,796
Meta Platforms, Inc. - Class A *	3,400	548,250
ViacomCBS, Inc. - Class B	4,400	108,592
AT&T, Inc.	6,204	130,036
Omnicom Group, Inc.	1,200	76,332
		1,596,006
Consumer Discretionary - 6.9%
Domino's Pizza, Inc.	299	116,523
Home Depot, Inc.	700	191,989
Lennar Corp. - Class A	900	63,513
Lowe's Companies, Inc.	1,800	314,406
O'Reilly Automotive, Inc. *	580	366,421
Tesla, Inc. *	548	369,034
TJX Companies, Inc.	1,800	100,530
Ulta Beauty, Inc. *	532	205,075
		1,727,491
Consumer Staples - 13.4%
Altria Group, Inc.	3,401	142,060
Costco Wholesale Corp.	1,924	922,135
General Mills, Inc.	1,951	147,203
Kroger Co.	10,843	513,199
Procter & Gamble Co.	1,600	230,064
Sysco Corp.	6,879	582,720
Tyson Foods, Inc. - Class A	4,839	416,444
Walmart, Inc.	3,100	376,898
		3,330,723
Energy - 5.2%
APA Corp.	14,100	492,090
Chevron Corp.	525	76,010
ConocoPhillips	2,345	210,604
Exxon Mobil Corp.	3,755	321,578
Valero Energy Corp.	1,900	201,932
		1,302,214
Financials - 13.4%
American Express Co.	700	97,034
Bank of America Corp.	25,685	799,574
Bank of New York Mellon Corp.	4,582	191,115
Berkshire Hathaway, Inc. - Class B *	1,697	463,315
BlackRock, Inc.	100	60,904
Capital One Financial Corp.	3,225	336,013
Chubb Ltd.	1,147	225,477
Hartford Financial Services Group, Inc.	2,421	158,406
Principal Financial Group, Inc.	2,200	146,938
Travelers Companies, Inc.	722	122,112
W.R. Berkley Corp.	2,977	203,210
Wells Fargo & Co.	13,334	522,293
		3,326,391
Health Care - 14.3%
AbbVie, Inc.	5,330	816,343
Amgen, Inc.	1,100	267,630
Anthem, Inc.	325	156,838
Avantor, Inc. *	4,900	152,390
Centene Corp. *	900	76,149
Cigna Corp.	900	237,168
CVS Health Corp.	2,500	231,650
Hologic, Inc. *	2,719	188,427
Humana, Inc.	200	93,614
Quest Diagnostics, Inc.	600	79,788
UnitedHealth Group, Inc.	2,352	1,208,058
Viatris, Inc.	5,000	52,350
		3,560,405
Industrials - 10.8%
3M Co.	2,657	343,842
C.H. Robinson Worldwide, Inc.	1,200	121,644
Caterpillar, Inc.	1,877	335,533
Expeditors International of Washington, Inc.	1,000	97,460
General Dynamics Corp.	1,363	301,564
Lockheed Martin Corp.	517	222,289
Norfolk Southern Corp.	1,696	385,484
Union Pacific Corp.	2,011	428,906
United Parcel Service, Inc. - Class B	1,711	312,326
Waste Management, Inc.	830	126,973
		2,676,021
Information Technology - 24.5%
Adobe, Inc. *	1,148	420,237
Apple, Inc.	12,024	1,643,921
CDW Corp.	3,908	615,744
Cisco Systems, Inc.	3,500	149,240
Cognizant Technology Solutions Corp. - Class A	6,647	448,606
HP, Inc.	8,400	275,352
Intel Corp.	21,300	796,833
Lam Research Corp.	300	127,845
Microchip Technology, Inc.	3,900	226,512
Micron Technology, Inc.	1,400	77,392
Microsoft Corp.	2,083	534,977
NetApp, Inc.	1,600	104,384
NortonLifeLock, Inc.	7,731	169,773
Palo Alto Networks, Inc. *	300	148,182
Texas Instruments, Inc.	2,035	312,678
Western Digital Corp. *	1,100	49,313
		6,100,989
Materials - 1.2%
Mosaic Co.	2,500	118,075
Southern Copper Corp.	2,500	124,525
Westrock Co.	1,400	55,776
		298,376
Real Estate - 1.9%
Extra Space Storage, Inc. - REIT	667	113,470
Prologis, Inc. - REIT	2,489	292,831
Host Hotels & Resorts, Inc. - REIT	3,800	59,584
		465,885
Utilities - 1.2%
Constellation Energy Corp.	1,195	68,426
Exelon Corp.	3,585	162,472
Pinnacle West Capital Corp.	790	57,765
		288,663
Total Common Stocks
(Cost $25,937,628)		24,673,164

MONEY MARKET FUND - 1.1%
First American Government Obligations Fund - Class Z, 1.25% ^
(Cost $271,767)	271,767	271,767

Total Investments - 100.3%
(Cost $26,209,395)		24,944,931
Other Assets and Liabilities, Net - (0.3)%		(66,938)
Total Net Assets - 100.0%		$24,877,993

* Non-income producing security
REIT	- Real Estate Investment Trust
^ The rate shown is the annualized seven-day effective yield as of June 30, 2022.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2022, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$24,673,164	$-	$-	$24,673,164
Money Market Fund	271,767	-	-	271,767
Total Investments	$24,944,931	$-	$-	$24,944,931

Refer to the Schedule of Investments for further information on the classification of investments.